T. ROWE PRICE Summit Municipal Intermediate Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
ALABAMA 0.2%
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  7,900 8,213
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (1) 3,995 3,731
11,944
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 9,482
9,482
ARIZONA 2.0%
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23  1,430 1,450
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/33  2,000 2,306
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,529
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,871
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,141
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  10,465 11,381
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 12,913
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24  1,270 1,242
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  2,110 1,974
Phoenix Civic Improvement, 4.00%, 7/1/44  5,650 5,681
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 693
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 5,146
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 4,061
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40  2,250 2,340
Phoenix Civic Improvement, Series A, 4.00%, 7/1/42  4,025 4,134
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) 1,300 1,372
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) 2,195 2,369
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,674
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,644
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,420
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,379
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,861
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/23  100 102
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 309
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 312
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 262
T. ROWE PRICE Summit Municipal Intermediate Fund

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 316
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 475
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 368
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 367
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  400 417
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  400 416
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  300 311
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 11,217
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 14,524
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,433
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/32  6,695 7,878
118,288
CALIFORNIA 11.0%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,029
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,057
California, GO, 4.00%, 11/1/35  6,355 6,837
California, GO, 4.00%, 11/1/36  6,000 6,428
California, GO, 4.00%, 11/1/37  3,595 3,835
California, GO, 4.00%, 11/1/45  715 728
California, GO, 5.00%, 4/1/29  2,840 3,373
California, GO, 5.00%, 9/1/31  5,400 6,627
California, GO, 5.00%, 11/1/31  7,875 9,188
California, GO, 5.00%, 9/1/32  4,000 4,885
California, GO, 5.00%, 12/1/36  10,000 11,752
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  2,560 2,637
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,818
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,274
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,734
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25) (3) 9,380 10,367
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,885 3,952

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,699 7,819
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of SIFMA + 0.70%, 2.03%, 12/1/50 (Tender 6/1/26)  3,375 3,330
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,030
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,062
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,271
California PFA, Enso Village Project, 2.375%, 11/15/28 (1) 1,000 939
California PFA, Enso Village Project, 3.125%, 5/15/29 (1) 895 838
California PFA, Enso Village Project, 5.00%, 11/15/36 (1) 750 762
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (1) 1,220 1,156
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,178
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/27  1,350 1,374
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/28  1,660 1,689
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 (Prerefunded 7/1/24) (3) 3,000 3,193
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33 (Prerefunded 7/1/24) (3) 2,380 2,533
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN,
5.00%, 4/1/46 (Tender 11/1/29)  1,910 2,249
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN,
5.00%, 4/1/45 (Tender 11/1/29)  10,975 12,924
California Statewide CDA, Kaiser Permanente, Series L, VRDN,
5.00%, 4/1/38 (Tender 11/1/29)  5,095 6,000
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,728
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 11,149
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1) 2,265 2,389
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1) 1,005 1,059
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1) 4,235 4,425
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1) 3,000 3,119
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1) 6,875 7,115
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1) 4,275 4,405
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (1) 7,750 7,903

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California, Various Purpose, GO, 4.00%, 3/1/27  7,465 8,188
California, Various Purpose, GO, 4.00%, 3/1/28  8,000 8,882
California, Various Purpose, GO, 4.00%, 9/1/35  5,000 5,215
California, Various Purpose, GO, 4.00%, 10/1/37  2,900 3,103
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 5,643
California, Various Purpose, GO, 5.00%, 10/1/27  18,140 18,538
California, Various Purpose, GO, 5.00%, 11/1/27  20,000 20,822
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,867
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 14,907
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,350
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 13,555
California, Various Purpose, GO, 5.00%, 3/1/34  5,000 5,859
California, Various Purpose, GO, 5.00%, 3/1/34  2,320 2,719
California, Various Purpose, GO, 5.00%, 8/1/35  9,875 10,428
California, Various Purpose, GO, 5.00%, 4/1/38  440 460
California, Various Purpose, Series B, GO, 5.00%, 8/1/24  1,685 1,797
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 24,531
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,925
California, Various Purpose, BID Group, GO, 5.00%, 11/1/34  5,000 5,914
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 24,553
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 26,256
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2) 6,100 6,841
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (2) 4,000 4,556
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (2) 3,500 4,035
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36 (2) 10,000 11,356
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,628
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) 6,050 6,724
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2) 7,920 8,936
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/38 (2) 10,000 10,114
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/41 (2) 8,495 8,525
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/33 (2) 9,910 11,393
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/34 (2) 5,000 5,701
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (2) 1,105 1,251
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29  6,735 6,932
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,429
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,684
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,890
Metropolitan Water Dist. of Southern California, Series C, 5.00%,
7/1/40  5,635 6,557
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 2.246%, 7/1/27  3,115 3,026
Orange County Transportation Auth., BAN, 5.00%, 10/15/24  10,000 10,735
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/35  6,250 7,420

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/36  8,000 9,435
San Diego County Regional Airport Auth., 5.00%, 7/1/31  1,395 1,627
San Diego County Regional Airport Auth., 5.00%, 7/1/32  2,500 2,894
San Diego County Regional Airport Auth., 5.00%, 7/1/33  3,000 3,445
San Diego County Regional Airport Auth., 5.00%, 7/1/34  3,000 3,421
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 6,250 6,858
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/37 (2) 4,450 4,887
San Francisco City & County Int'l. Airport, Series H, 5.00%,
5/1/30 (2) 8,335 9,419
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/28 (2) 1,815 2,043
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/29 (2) 5,000 5,682
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/30 (2) 6,500 7,438
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/31 (2) 5,000 5,748
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,299
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  6,735 7,601
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,421
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,369
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(4) 3,870 3,918
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2) 1,300 1,462
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,823
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,080
Univ. of California, Series AI, 5.00%, 5/15/32  13,500 13,830
644,105
COLORADO 2.4%
Colorado, Series A, COP, 4.00%, 12/15/35  725 763
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,254
Colorado, Series A, COP, 4.00%, 12/15/38  2,385 2,470
Colorado, Series A, COP, 4.00%, 12/15/39  3,780 3,875
Colorado, Series A, COP, 4.00%, 12/15/40  3,000 3,057
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 5,664
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/30 (Prerefunded 11/9/22) (3) 4,045 4,083
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  3,725 3,943
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,723
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 6,178
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 8,088

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 10,151
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2) 3,510 3,893
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 7,239
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 26,680 29,350
Denver City & County Airport, Series A, 5.00%, 12/1/43 (2) 24,360 26,392
Denver City & County Airport, Series B, 5.00%, 11/15/29
(Prerefunded 11/15/22) (3) 2,645 2,672
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,244
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,153
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,116
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2) 12,090 12,186
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (5) 585 609
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (5) 230 240
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (5) 250 274
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (5) 575 643
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (5) 630 738
141,998
CONNECTICUT 0.7%
Connecticut, Series A, GO, 5.00%, 10/15/25  5,000 5,197
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 13,739
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 10/1/29  10,000 10,354
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 11,289
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (6)(7)(8) 384 86
40,665
DELAWARE 0.4%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,471
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,406
Delaware River & Bay Auth., 5.00%, 1/1/32 (9) 1,100 1,297
Delaware River & Bay Auth., 5.00%, 1/1/33 (9) 1,100 1,290
Delaware River & Bay Auth., 5.00%, 1/1/34 (9) 695 808
Delaware River & Bay Auth., 5.00%, 1/1/35 (9) 300 347
Delaware River & Bay Auth., 5.00%, 1/1/36 (9) 350 403
Delaware River & Bay Auth., 5.00%, 1/1/37 (9) 400 459
Delaware River & Bay Auth., 5.00%, 1/1/38 (9) 410 469
Delaware River & Bay Auth., 5.00%, 1/1/39 (9) 450 513
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/32  1,685 1,816
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,985
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,676
Univ. of Delaware, 5.00%, 11/1/38  2,235 2,521
23,461

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 3.5%
District of Columbia, Series A, 4.00%, 3/1/40  2,345 2,428
District of Columbia, Series A, 5.00%, 3/1/33  2,445 2,879
District of Columbia, Series A, 5.00%, 3/1/34  2,485 2,901
District of Columbia, Series A, 5.00%, 3/1/36  12,000 13,813
District of Columbia, Series A, 5.00%, 3/1/40  3,110 3,551
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 807
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,369
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,418
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 5,046
District of Columbia, Series A, GO, 5.00%, 10/15/44  2,315 2,584
District of Columbia, Series C, 5.00%, 5/1/37  1,780 2,062
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,944
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 11,208
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,270
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,957
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,171
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 8,835
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,954
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (2) 1,500 1,522
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 2,000 2,020
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (2) 8,880 9,421
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (2) 7,215 7,830
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27 (2) 2,790 2,945
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (2) 2,310 2,431
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (2) 4,700 5,294
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,683
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 5,209
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 5,300 5,847
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 7,874
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 19,039

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (2) 10,280 10,985
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,704
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 9,305
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 3,175
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 1,041
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 884
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 1,030
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/35  4,060 4,484
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,845 7,059
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/39  3,220 3,309
203,288
FLORIDA 6.6%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/23  1,125 1,154
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/22  520 525
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,329
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,857
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 12,952
Brevard County HFA, Health First, 5.00%, 4/1/23  450 460
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,178
Brevard County HFA, Health First, 5.00%, 4/1/29  750 787
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,448
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,712
Brevard County HFA, Health First, 5.00%, 4/1/33  2,845 2,986
Brevard County HFA, Health First, 5.00%, 4/1/39  8,105 8,506
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 13,346
Broward County Airport, 5.00%, 10/1/27 (2) 1,250 1,395
Broward County Airport, 5.00%, 10/1/29 (2) 2,265 2,498
Broward County Airport, 5.00%, 10/1/30 (2) 2,250 2,471
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,642
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 1,981
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,409

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,628
Broward County Airport, Series A, 5.00%, 10/1/33 (2) 4,840 5,392
Broward County Airport, Series A, 5.00%, 10/1/34 (2) 5,500 6,108
Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded
10/1/23) (2)(3) 1,650 1,717
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,721
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 2,079
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) 2,760 3,032
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 783
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,312
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,585
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,591
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 531
Central Florida Expressway Auth., 4.00%, 7/1/35 (5) 3,500 3,735
Central Florida Expressway Auth., 4.00%, 7/1/37 (5) 4,000 4,206
Central Florida Expressway Auth., 4.00%, 7/1/38 (5) 150 156
Central Florida Expressway Auth., 4.00%, 7/1/39 (5) 3,070 3,158
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 18,679
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,622
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23  8,035 8,286
Florida DOT, Garvees, Series A, DOT, 5.00%, 7/1/30  10,085 11,932
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,701
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2) 2,785 3,018
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27 (2) 15,315 17,171
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,256
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 7,042
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 4,580 4,979
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A,
5.00%, 10/1/23 (2) 1,480 1,530
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/33 (Prerefunded 10/1/24) (3) 5,160 5,519
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34 (Prerefunded 10/1/24) (3) 3,090 3,305
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30 (Prerefunded 10/1/22) (3) 5,000 5,029
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,326
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,357
Miami-Dade County Aviation, 5.00%, 10/1/27 (2) 2,925 3,076
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2) 10,000 10,053
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2) 1,800 1,884
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2) 6,950 7,262

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2) 9,590 9,992
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2) 5,930 6,197
Miami-Dade County Aviation, Series A, 5.00%, 10/1/49 (2) 15,335 16,165
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25
(Prerefunded 10/1/22) (3) 3,000 3,018
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30  2,000 2,100
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,253
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,949
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,624
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,096
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,225
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,791
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 4,069
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,920
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(5) 6,450 6,482
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,035
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 537
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/41  1,250 1,279
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,785
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/44  1,400 1,410
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 850
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 16,675 18,156
Orange County School Board, Series C, COP, 5.00%, 8/1/33  5,535 6,114
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 2,250 2,450
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28
(Prerefunded 7/1/23) (3) 4,990 5,148
Orlando-Orange County Expressway Auth., Series B, 5.00%,
7/1/24 (Prerefunded 7/1/23) (3) 1,830 1,887
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  2,150 2,027
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36  2,500 2,266
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27
(Prerefunded 6/1/23) (3) 3,900 4,013
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28
(Prerefunded 6/1/23) (3) 5,000 5,144
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22  1,945 1,947

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23  1,015 1,047
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,930
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,731
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 443
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 358
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 460
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 398
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 757
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,149
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 488
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/25 (Prerefunded 9/1/22) (3) 2,900 2,908
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  255 204
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (6)(7) 280 —
389,199
GEORGIA 5.7%
Atlanta Airport, Dept. of Aviation, Series A, 5.00%, 7/1/36  1,090 1,258
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,635
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,819
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  3,435 3,489
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,215 1,228
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 5,203
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39 (2) 1,000 1,005
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/41 (2) 1,000 1,003
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27  1,825 1,903
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29  12,865 13,384
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30  10,500 10,912
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31  14,440 14,995
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33  2,055 2,129
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  4,585 5,176
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 5,616
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/40  14,055 15,722
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  2,805 1,487
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  9,705 5,144
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  3,065 1,624
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,493
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,560
Atlanta Water & Wastewater, 5.00%, 11/1/31  10,800 11,594

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25) (3) 6,000 6,526
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,150
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/26  2,100 2,287
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  5,395 5,511
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 543
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/33  1,250 1,350
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,420
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,679
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 435
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,083
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,160
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,709
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 2,032
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,320
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 1,947
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 6,856
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,355
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,660
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,808
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 3,068
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,604
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 3,987
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,674
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,363

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,627
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,980
Georgia Ports Auth., 4.00%, 7/1/43  6,750 6,945
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,083
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,298
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,075
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,800 4,148
Main Street Natural Gas, Series A, 5.50%, 9/15/22  3,230 3,243
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,641
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 12,314
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  4,410 4,575
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  2,000 2,105
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  5,795 5,928
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  17,530 17,919
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  23,805 24,287
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,521
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 10,415
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 2,083
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,174
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,166
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 729
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 2,979
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,726
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 1,870
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 2,023
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,192
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 3,724

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 9,461
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 290
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/36  325 369
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 514
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 529
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 859
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,558
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24 (10) 330 343
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 (Prerefunded 1/1/24) (3) 3,000 3,218
331,817
HAWAII 0.4%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 6,000 6,471
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 17,213
23,684
IDAHO 0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,099
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,041
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 772
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 672
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 749
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 743
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,030
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,371
8,477
ILLINOIS 3.5%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 23,000 24,328
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2) 5,450 5,736
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2) 13,000 13,654
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,879
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 9,293
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,409
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,619
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,826
Illinois, GO, 4.00%, 6/1/32  530 535
Illinois, GO, 4.00%, 6/1/35  2,075 2,075
Illinois, GO, 5.50%, 5/1/24  1,000 1,058
Illinois, GO, 5.50%, 5/1/25  1,000 1,082
Illinois, Series A, GO, 5.00%, 3/1/24  345 361
Illinois, Series A, GO, 5.00%, 3/1/25  1,700 1,812
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,206
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,433

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,707
Illinois, Series A, GO, 5.00%, 3/1/27  4,000 4,381
Illinois, Series A, GO, 5.00%, 3/1/27  3,000 3,286
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,469
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,723
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,542
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,609
Illinois, Series B, GO, 5.00%, 3/1/24  875 915
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,465
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,517
Illinois, Series B, GO, 5.00%, 3/1/27  4,525 4,957
Illinois, Series C, GO, 5.00%, 11/1/29  6,500 7,065
Illinois, Series D, GO, 5.00%, 11/1/24  4,385 4,646
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 22,121
Illinois, Series D, GO, 5.00%, 11/1/28  7,985 8,737
Illinois Fin. Auth., Series A, 4.00%, 7/15/35  2,625 2,681
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,076
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,236
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,286
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,677
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 1.87%, 7/15/55  700 700
Illinois Fin. Auth., OSF Healthcare System, Series B, VRDN, 1.89%,
11/15/37  900 900
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 2.00%,
11/15/37  4,300 4,300
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,367
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,229
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,741
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,947
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 2,906
205,492
INDIANA 0.1%
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,551
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2) 650 669
5,220
IOWA 0.5%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  30,060 31,749
31,749
KANSAS 0.5%
Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  19,480 22,433
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/23  1,155 1,168

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,033
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,088
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,414
28,136
KENTUCKY 1.5%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 722
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 896
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 415
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 505
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 137
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 9,493
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,383
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,683
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,072
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,460
Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)  10,000 10,196
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  26,805 27,212
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 23,914
87,088
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24) (2) 8,925 8,483
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 5,039
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (2) 4,400 4,619
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (2) 6,000 6,267
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37
(Tender 4/1/23)  1,900 1,893
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,463
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
5/15/23  1,500 1,534
31,298

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
MARYLAND 3.0%
Baltimore City, Series C, 5.00%, 7/1/27  500 523
Baltimore City, Series C, 5.00%, 7/1/28  1,165 1,216
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,902
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26  3,030 3,167
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,360
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23  990 993
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  2,500 2,520
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,585
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,673
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 6,300
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/27 (2) 1,000 1,115
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/28 (2) 1,000 1,125
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/29 (2) 1,000 1,135
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/30 (2) 1,000 1,145
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/31 (2) 1,150 1,324
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/32 (2) 2,500 2,858
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/33 (2) 1,150 1,302
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/34 (2) 1,000 1,123
Maryland DOT, Baltimore, Series B, DOT, 5.00%, 8/1/35 (2) 1,000 1,118
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,323
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,040 1,151
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,119
Maryland HHEFA, 5.00%, 7/1/28 (Prerefunded 7/1/24) (3) 2,275 2,414
Maryland HHEFA, 5.00%, 7/1/29 (Prerefunded 7/1/24) (3) 2,350 2,494
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,181
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,366
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,107
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,841
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,929
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,930
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,754
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,565
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,092
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  2,020 2,053
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/33  1,000 1,038
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 9,283
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,657
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 1.90%, 7/1/41  2,680 2,680

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (3) 3,200 3,414
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/28
(Prerefunded 7/1/24) (3) 12,180 12,993
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,679
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,600
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,305
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,356
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/30 (2) 1,000 1,124
Montgomery County, Series A, GO, 5.00%, 11/1/25  11,060 12,211
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 12,282
Prince George's County, Series A, GO, 5.00%, 7/1/31  15,000 18,394
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22  520 522
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 659
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,517
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,103
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  1,230 1,233
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 753
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 1,002
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 947
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,562
177,117
MASSACHUSETTS 1.1%
Massachusetts, GO, 5.00%, 7/1/37  5,000 5,803
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,761
Massachusetts, Series C, GO, 5.50%, 12/1/23 (11) 4,500 4,733
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,963
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,626
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,528
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,213
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 10,742
Massachusetts School Building Auth., Series B, 5.00%, 8/15/27
(Prerefunded 8/15/22) (3) 245 245

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,590 13,473
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 11,596
65,683
MICHIGAN 4.0%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (5) 605 640
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (5) 500 528
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (5) 1,280 1,351
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (5) 1,000 1,054
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (5) 1,200 1,264
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 9,379
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,826
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 15,358
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 19,413
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  8,000 8,562
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 10,517
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,862
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,917
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 6,070
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,065
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 9,743
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 12,912
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,249
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 518
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  6,580 7,050
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/41  9,695 10,231
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,682
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,067
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 904
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,387
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,426
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  4,000 4,399
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 6,313

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 5,474
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,466
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27) (3) 155 178
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,910
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,168
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 14,615 15,821
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  2,020 2,037
Wayne County Airport Auth., Series B, 4.00%, 12/1/24 (1)(2) 11,730 12,184
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2) 3,155 3,473
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2) 1,810 2,024
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 887
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 661
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 1,360 1,492
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 873
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,574
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (2) 1,595 1,764
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) 3,850 4,160
Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (2) 8,125 8,702
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) 3,500 3,690
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,595
232,820
MINNESOTA 0.5%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27  6,500 6,755
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31  3,580 3,703
Minnesota Municipal Gas Agency, Series A, VRDN, 4.00%,
12/1/52 (Tender 12/1/27)  19,215 19,964
30,422
MISSOURI 0.4%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,400 6,424
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (2) 3,720 4,198
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,802
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 5,125
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(5) 975 1,001
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(5) 1,075 1,131
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(5) 2,725 2,933
23,614

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23  835 842
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 896
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 949
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 998
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,099
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,280
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 454
6,518
NEBRASKA 0.7%
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  8,580 8,899
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,355
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29  4,000 4,405
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 11,059
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,218
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 6,452
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35  1,000 1,115
38,503
NEVADA 0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,411
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,357
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,311
10,079
NEW HAMPSHIRE 0.2%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  11,044 11,104
11,104
NEW JERSEY 2.5%
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 3,365 3,402
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,000 2,066
New Jersey Economic Dev. Auth., Crains Mill Project, 5.00%,
1/1/49  5,800 5,999
New Jersey Economic Dev. Auth., Crane Mill Project, 5.00%,
1/1/34  2,025 2,140
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 5,256
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 4,790
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (5) 1,200 1,324
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,135

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 5,928
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  4,000 4,472
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,328
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,352
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,045
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 5,673
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,371
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,354
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,555
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 3,038
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 3,308
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,365
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  2,220 2,443
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  5,070 5,407
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/24  5,000 5,319
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/24  5,225 5,558
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27 (Prerefunded
1/1/23) (3) 5,495 5,576
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,588
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,149
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  11,750 12,911
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  1,425 1,574
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  6,000 6,621
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/23  1,945 1,993
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,764
143,804

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,941
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  5,750 5,677
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  9,750 10,595
18,213
NEW YORK 12.2%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/44  15,000 15,209
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,401
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,499
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 6,202
Dormitory Auth. of the State of New York, Orange Regional
Medical, 5.00%, 12/1/31 (1) 1,100 1,147
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23) (3) 25 26
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 990
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28  6,300 6,595
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 9,090
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/26  20,000 22,183
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 21,349
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 25,793
Dormitory Auth. of the State of New York, Personal Income Tax,
Series D, 4.00%, 2/15/40  5,180 5,260
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,926
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,481
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,786
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  6,180 6,538
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,544
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,755
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,349

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.00%, 11/15/27  9,925 10,020
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1) 680 605
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  1,224 864
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,726
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 14,226
New York City, Series A-1, GO, 4.00%, 8/1/40  17,365 17,597
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 10,023
New York City, Series A-1, GO, 5.00%, 8/1/30  5,025 6,000
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,216
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,980
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,377
New York City, Series D, GO, 5.00%, 8/1/28  9,965 10,117
New York City, Series E, GO, 5.00%, 8/1/28  6,125 6,306
New York City, Series E, GO, 5.00%, 8/1/29  2,770 2,812
New York City, Series F-1, GO, 5.00%, 3/1/28 (Prerefunded
3/1/23) (3) 9,000 9,185
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 6,379
New York City, Series I, GO, 5.00%, 3/1/28  14,730 15,426
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 20,927
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,840
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 6,375
New York City Municipal Water Fin. Auth., Series CC, 4.00%,
6/15/41  2,530 2,553
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/25 (Prerefunded 8/29/22) (3) 3,000 3,008
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 18,034
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,613
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,783
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
11/1/31  10,000 11,882
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,137
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 12,254
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 18,690
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 11/1/39  8,500 8,728

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 12,354
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 20,959
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  6,000 6,203
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,972
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/37  9,320 10,650
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 12,580
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,330
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 8,146
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 8,094
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 7,014
New York State Thruway Auth., Series A-1, 4.00%, 3/15/46  5,000 5,007
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25  1,000 1,021
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27  2,830 2,888
New York State Urban Dev., Series E, 4.00%, 3/15/43  8,335 8,440
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/39  4,500 4,567
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  6,325 6,663
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/41  5,250 5,879
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/28  14,775 15,048
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 20,962
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 6,500 6,549
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 5,018
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2) 5,165 5,387
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 5,535 5,791
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23 (2) 1,575 1,625
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (2) 1,250 1,313
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (2) 850 907

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28 (2) 1,450 1,591
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (2) 1,000 1,105
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23 (2) 1,845 1,862
Port Auth. of New York & New Jersey, 5.00%, 11/1/32 (2) 4,595 5,167
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2) 5,410 5,698
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2) 28,545 31,492
Port Auth. of New York & New Jersey, Series 222, 5.00%, 7/15/34  5,000 5,757
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/40 (2) 5,100 5,157
Port Auth. of New York & New Jersey, Consolidated Bonds, 4.00%,
9/1/39 (2) 1,400 1,414
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/32  150 176
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,557
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26  32,550 32,859
Utility Debt Securitization Auth., Series TE, 5.00%, 12/15/29  9,190 9,592
715,600
NORTH CAROLINA 1.9%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35  1,880 1,948
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,935
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,275
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39  610 621
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40  2,030 2,062
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,319
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 19,237
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%,
1/15/35  5,000 5,076
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 3,926
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  4,000 4,213
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27) (3) 4,235 4,861
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,707
North Carolina Medical Care Commission, Moses Cone Health
Systems, Series B, VRDN, 1.90%, 10/1/35  800 800
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/22  855 857

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  595 604
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 723
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 501
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25) (3) 7,000 7,610
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25) (3) 2,000 2,174
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 10,802
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,258
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3) 215 237
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 10,588
North Carolina Turnpike Auth., 5.00%, 1/1/24 (5) 700 731
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,320 1,383
North Carolina Turnpike Auth., 5.00%, 1/1/26 (5) 1,350 1,485
North Carolina Turnpike Auth., 5.00%, 1/1/27 (5) 2,400 2,701
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  10,000 10,435
112,069
OHIO 1.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  23,475 23,440
Cleveland Airport, Series A, 5.00%, 1/1/27 (5) 1,525 1,626
Cleveland Airport, Series A, 5.00%, 1/1/28 (5) 3,055 3,252
Cleveland Airport, Series A, 5.00%, 1/1/30 (5) 1,650 1,747
Cleveland Airport, Series A, 5.00%, 1/1/31 (5) 1,000 1,057
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,917
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,234
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,116
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,771
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  400 402
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 533
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 818
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 565
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,521
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
(Prerefunded 11/12/23) (3) 1,435 1,500
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3) 2,670 2,772
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 6,187

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 3,063
57,521
OREGON 0.5%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/23  250 251
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 284
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 308
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 322
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 336
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 355
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 368
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 387
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 405
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/25  500 540
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 497
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 562
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,898
Oregon, Series E, GO, 5.00%, 6/1/34  1,000 1,180
Oregon, Series E, GO, 5.00%, 6/1/35  850 1,000
Oregon, Series E, GO, 5.00%, 6/1/36  1,000 1,174
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,662
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 2,042
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 6,104
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,741
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,464
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,827
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,226
27,933
PENNSYLVANIA 1.2%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 599
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 659
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 663

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 723
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/23 (1) 500 507
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (1) 2,250 2,382
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (1) 1,500 1,568
Chester County IDA, Longwood, 4.00%, 12/1/37  1,175 1,210
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,947
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,298
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,548
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,778
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,181
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,218
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (1) 4,005 3,796
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32  800 912
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33  2,000 2,259
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34  1,125 1,265
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2) 9,280 10,407
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (5) 3,250 3,642
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (5) 2,000 2,236
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (5) 1,605 1,788
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (5) 9,160 10,144
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (5) 10,000 11,056
69,786
PUERTO RICO 4.0%
Puerto Rico Commonwealth, VR, 11/1/43 (7)(12) 13,085 6,984
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 7,470 7,807
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 15,000 15,514
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (1) 5,000 5,055

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  879 818
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  3,383 2,011
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  12,215 11,692
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  2,363 2,230
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,028 1,894
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,757 2,530
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,468 1,497
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 3,066
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,901 3,143
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  10,670 11,790
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  49,272 55,290
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7) 130 106
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (7) 170 139
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (7) 500 409
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7) 630 515
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7) 2,380 1,946
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7) 830 679
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7) 985 805
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7) 130 106
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7) 70 57
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7) 6,525 5,334
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7) 535 439
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7) 215 176
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7) 610 499
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7) 480 396
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7) 150 115
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7) 265 217
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7) 190 155
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7) 1,890 1,545
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7) 530 433
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)(13) 225 184
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  20,221 20,455
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  16,723 16,868

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 6,750
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  36,135 22,621
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  21,870 21,652
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted,
4.329%, 7/1/40  2,365 2,341
236,263
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 980 176
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/22 (10) 2,705 2,713
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/23 (10) 1,000 1,037
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/22  1,950 1,954
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  1,950 2,000
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,251
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,516
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,761
16,408
SOUTH CAROLINA 1.1%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/27  2,595 2,904
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,334
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  14,000 14,327
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/26 (Prerefunded 11/1/22) (3) 1,000 1,009
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,920
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 9,147
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 4,739
South Carolina Public Service Auth., Series A, 4.00%, 12/1/37  2,000 2,017
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40  5,750 6,277
South Carolina Public Service Auth., Series B, 5.00%, 12/1/43  7,875 8,516
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,429
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,245 2,558

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,531
66,708
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,499
4,499
TENNESSEE 2.7%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/25  1,300 1,350
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/26  1,000 1,034
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/27  1,050 1,084
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/28  1,000 1,030
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/29  1,000 1,029
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  2,500 2,560
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 3,023
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  5,560 5,656
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/32  4,000 4,062
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/33  9,060 9,198
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/34  4,550 4,619
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 11,044
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,255 2,417
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45 (2) 12,235 13,190
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2) 670 704
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2) 2,350 2,521
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25) (3) 8,000 8,740
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,439
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  12,290 14,203
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,144
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  6,580 6,994

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  5,000 5,292
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  10,000 10,526
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,681
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  12,910 13,513
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,339
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  14,670 15,914
157,306
TEXAS 10.4%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (5) 2,500 2,807
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (2) 2,000 2,231
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (2) 650 705
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (2) 1,100 1,216
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,306
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,673
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (2) 1,700 1,911
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,213
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,107
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,962
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/23  2,450 2,471
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,130 1,160
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 729
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,888
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,591
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,893
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,560
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,040

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23  1,000 1,005
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 507
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,946
Central Texas Regional Mobility Auth., 5.00%, 1/1/23  1,050 1,063
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23  475 481
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33
(Prerefunded 1/1/23) (3) 2,600 2,637
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 5,124
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,676
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,814
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 7,203
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 927
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,278
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,200 1,347
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 10,314
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 4,118
Cypress-Fairbanks Independent School Dist., Series A, GO,
4.00%, 2/15/37  675 709
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25) (3) 5,000 5,522
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33
(Prerefunded 12/1/25) (3) 1,825 2,016
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,097
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 997
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,682
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2) 6,000 6,193
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/27  1,310 1,365
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28  2,000 2,079
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28  1,850 1,923
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%,
9/1/22  450 451
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/45  19,285 19,304
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 9,516
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,877
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 9/1/22)  5,275 5,337
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,319
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3) 3,300 3,546
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,427

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,904
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,385
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) 8,350 8,483
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2) 6,100 6,182
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 10,200 10,396
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,307
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,312
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 9,458
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 7,021
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (5)(10) 7,510 7,004
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,710 4,135
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,593
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 7,132
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,610
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27
(Prerefunded 3/1/24) (3) 6,000 6,308
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 857
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,136
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,244
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,122
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,257
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 3,104
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,517
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 2,132
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/39  1,400 1,577
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,684
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 4,732
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/46  5,375 5,924
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/26  2,890 2,953
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/28  9,800 10,001

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/30  13,805 14,076
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/31  10,125 10,320
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/36  6,055 6,165
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/41  1,520 1,702
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,759
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 4,941
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 10,974
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23  250 258
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 524
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 801
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  1,020 1,087
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,282
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 824
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 880
North Texas Tollway Auth., 1st Tier, 5.00%, 1/1/23 (10) 1,235 1,253
North Texas Tollway Auth., 1st Tier, Unrefunded, 5.00%, 1/1/23  1,875 1,901
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 4,060
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/25  2,000 2,025
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/26  2,495 2,525
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27  5,525 5,760
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,353
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  3,305 3,669
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 14,432
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/25  2,640 2,679
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/26  700 710
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 7,093
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31  10,690 11,101
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,994
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,276
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,163
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 277
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 496
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 463
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,499

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,639
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,878
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,309
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,636
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,914
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  24,080 26,028
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 4,800
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  21,700 23,836
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  9,200 10,111
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  7,825 8,629
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  1,990 2,199
Texas Private Activity Bond Surface Transportation Corp, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,092
Texas Private Activity Bond Surface Transportation Corp, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,620
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,425 7,990
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 5,084
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23  14,000 14,546
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  14,785 15,522
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,700
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 482
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,416
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 14,116
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 9,032
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 22,009
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,659
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,697
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 12,813
610,812

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
UTAH 1.1%
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,271
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,878
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 2,016
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (2) 8,750 10,068
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 2,200 2,410
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,793
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,556
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,155 4,715
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,832
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 6,559
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 6,695 7,151
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 7,750 8,358
Vineyard Redev. Agency, 4.00%, 5/1/32 (5) 135 148
Vineyard Redev. Agency, 4.00%, 5/1/34 (5) 300 323
Vineyard Redev. Agency, 4.00%, 5/1/36 (5) 250 266
Vineyard Redev. Agency, 4.00%, 5/1/38 (5) 270 282
Vineyard Redev. Agency, 4.00%, 5/1/39 (5) 225 234
Vineyard Redev. Agency, 4.00%, 5/1/40 (5) 320 333
Vineyard Redev. Agency, 5.00%, 5/1/29 (5) 385 448
Vineyard Redev. Agency, 5.00%, 5/1/30 (5) 215 253
Vineyard Redev. Agency, 5.00%, 5/1/31 (5) 235 278
64,172
VIRGINIA 4.2%
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 620
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  1,265 1,405
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 2,662
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  500 552
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  510 519
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,672
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,724
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,609
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 4,016
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,221
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,555
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 5,334
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,186
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,703

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,033
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25) (3) 3,125 3,369
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 (Prerefunded 6/15/25) (3) 3,160 3,407
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26) (3) 1,190 1,336
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/29 (Prerefunded 7/1/24) (3) 3,890 4,131
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26) (3) 3,635 4,082
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26) (3) 5,700 6,401
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,551
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,385
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  4,040 4,641
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25) (3) 7,925 8,658
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25) (3) 13,000 14,203
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,367
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26) (3) 175 196
Virginia College Building Auth., Public Higher Ed. Fin., Series A,
5.00%, 2/1/30 (Prerefunded 2/1/25) (3) 13,800 14,909
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  5,940 6,157
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 6,004
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 9,011
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,999
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,585
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  4,040 4,390
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 9,684
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,612
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 13,592
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 2,125 2,203

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 3,250 3,343
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 4,000 4,089
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 2,850 2,900
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 5,000 5,051
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 5,655 5,633
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,559
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 5,660 6,252
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 5,000 5,502
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,000 2,198
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,189
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 5,665 6,199
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (2) 2,095 2,285
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 266
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,413
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,168
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/27 (Prerefunded 1/1/24) (3) 750 785
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/28 (Prerefunded 1/1/24) (3) 450 471
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/29 (Prerefunded 1/1/24) (3) 945 989
243,976
WASHINGTON 4.3%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/40  12,500 12,958
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 5,527
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25) (3) 18,605 20,553
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 (Prerefunded 11/1/25) (3) 6,480 7,159
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  35,355 40,836

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,850
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,423
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 3,052
Port of Seattle, Series A, 5.00%, 8/1/31  3,500 3,504
Port of Seattle, Series B, 5.00%, 10/1/25 (2) 4,845 5,250
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,106
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,773
Port of Seattle, Series C, 5.00%, 8/1/38 (2) 10,265 11,335
Washington, Series C, GO, 5.00%, 2/1/35  9,775 11,675
Washington, Series C, GO, 5.00%, 2/1/46  6,530 7,440
Washington, Series R-2021A, GO, 5.00%, 6/1/33  2,150 2,533
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,712
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  1,550 1,641
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 8,067
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/29  12,850 13,766
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/32  9,200 9,822
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 17,387
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,600
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 6,343
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 4,969
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,513
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 20,681
254,475
WEST VIRGINIA 0.1%
West Virginia Parkways Auth., 5.00%, 6/1/36  1,285 1,508
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,757
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,748
West Virginia Parkways Auth., 5.00%, 6/1/39  1,525 1,753
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 2,003
8,769
WISCONSIN 1.3%
Wisconsin, Series 1, GO, 5.00%, 5/1/30  2,250 2,708
Wisconsin, Series 1, GO, 5.00%, 5/1/31  2,805 3,344
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 15,271
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 15,492
Wisconsin, Series 3, GO, 5.00%, 11/1/32  10,835 12,175
Wisconsin, Series A, GO, 5.00%, 5/1/34  14,545 15,593
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)  4,500 4,741

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23  515 533
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 1,010
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,550
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,943
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 867
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1) 1,950 1,965
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1) 1,220 1,208
78,400
Total Investments in Securities 99.2%
(Cost $5,933,699) $ 5,817,965
Other Assets Less Liabilities 0.8% 48,968
Net Assets 100.0% $ 5,866,933
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$119,610 and represents 2.0% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Build America Mutual Assurance Company
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) When-issued security
(10) Escrowed to maturity
(11) Insured by AMBAC Assurance Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee

T. ROWE PRICE Summit Municipal Intermediate Fund

may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On July 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F83-054Q3 07/22